Loans, net - Summary of loans receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of loans receivables [line Items]
Direct loans	S/ 43,005,583	S/ 40,519,423
Loans And Receivables Adjustments [Abstract]
Accrued interest from performing loans	404,923	445,122
Unearned interest and interest collected in advance	(22,645)	(22,752)
Impairment allowance for loans	(2,064,917)	(2,984,851)
Indirect loans	4,440,458	4,611,931
Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	44,688,222	43,081,904
Gross carrying amount [member]
Summary of loans receivables [line Items]
Direct loans	43,133,543	41,676,719
Gross carrying amount [member] | Loans [Member]
Summary of loans receivables [line Items]
Direct loans	35,490,230	34,718,320
Gross carrying amount [member] | Credit cards [member]
Summary of loans receivables [line Items]
Direct loans	4,814,758	4,379,884
Gross carrying amount [member] | Leasing [member]
Summary of loans receivables [line Items]
Direct loans	1,110,958	1,211,324
Gross carrying amount [member] | Factoring [member]
Summary of loans receivables [line Items]
Direct loans	867,765	571,994
Gross carrying amount [member] | Discounted notes [member]
Summary of loans receivables [line Items]
Direct loans	572,334	468,664
Gross carrying amount [member] | Advances and overdrafts [member]
Summary of loans receivables [line Items]
Direct loans	40,978	39,414
Gross carrying amount [member] | Refinanced loans [member]
Summary of loans receivables [line Items]
Direct loans	236,520	287,119
Gross carrying amount [member] | Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 1,554,679	S/ 1,405,185